Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2019
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3. Critical accounting judgements and key sources of estimation uncertainty

In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following areas are areas where key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Critical judgements in applying accounting policies

Revenue recognition

The Company recognized revenue of €21.6 million on the basis of costs incurred and deferred revenue of €289.0 million related to a global collaboration and license agreement entered into with Cilag GmbH International, an affiliate of Janssen as of and for the year ended December 31, 2019. The Company received $500 million as upfront payment for this collaboration and license agreement, consisting of $300 million upfront cash payment for the collaboration and license agreement and $200 million as equity investment in the Company.

The Company’s collaboration and license agreement has been determined as representing a single distinct performance obligation, due to the highly interdependent and interrelated nature of the development, manufacturing, and commercialization of the Licensed Compounds and Licensed Products. Fulfillment of the performance obligation occurs throughout the development, manufacturing, and commercialization phases of the Licensed Compounds and Licensed Products.

The Company recognizes the consideration received as deferred revenue and subsequently recognizes revenue over the contract term (“over time”) based on a research and development cost input model using a percentage of completion method, whereby actual research and development costs incurred as part of the Company’s performance obligation is compared to the total expected research and development costs needed to satisfy the performance obligation at measurement date.

Research and development cost accruals

The Company recognizes costs of €44.0 million, as specified in note 15 to the financial statements, incurred for clinical trial activities and manufacturing of drug products, as research and development expenses based on an evaluation of its vendors’ progress toward completion of specific tasks. Payment timing may differ significantly from the period in which the costs are recognized as expense, resulting in clinical trial accruals recognized within Trade and other payables in the statement of financial position.

Quantification of the research progress and the translation of the progress to these accruals requires judgment, because the progress is not directly observable. In estimating the vendors’ progress toward completion of specific tasks, the Company therefore uses data such as patient enrollment, clinical site activations and vendor information of actual costs incurred. This data is obtained through reports from or discussions with Company personnel and outside service providers as to the progress or state of completion of trials, or the completion of services. Costs are expensed over the service period the services are provided. Costs for services provided that have not yet been paid are recognized as accruals. Research and development cost accruals directly impact the revenue recognized, given the Company records revenue based on the percentage of completion method.